Trade receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Disclosure of detailed information about trade receivables	Trade receivables include the following:

in € thousand	June 30, 2023	December 31, 2022
Trade receivables	33,795	23,997
Less: loss allowance of receivables	(127)	(84)
TRADE RECEIVABLES, NET	33,669	23,912